N-6	Dec. 11, 2024
Prospectus:
Document Type	N-6
Entity Registrant Name	Pruco Life Variable Universal Account
Entity Central Index Key	0000851693
Entity Investment Company Type	N-6
Document Period End Date	Apr. 16, 2024
Amendment Flag	false
C000210911 [Member] | C000018401 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST Balanced Asset Allocation Portfolio
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	PGIM Investments LLC; AST Investment Services, Inc.
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC; J.P. Morgan Investment Management Inc.; PGIM Fixed Income; PGIM Limited; PGIM Quantitative Solutions LLC; Putnam Investment Management, LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	15.77%
Average Annual Total Returns, 5 Years [Percent]	7.86%
Average Annual Total Returns, 10 Years [Percent]	6.14%
C000210911 [Member] | C000053820 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST Core Fixed Income Portfolio
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	PGIM Investments LLC; AST Investment Services, Inc.
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.; PGIM Fixed Income; PGIM Limited; Wellington Management Company LLP; Western Asset Management Company, LLC; Western Asset Management Company Limited
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	6.35%
Average Annual Total Returns, 5 Years [Percent]	1.11%
Average Annual Total Returns, 10 Years [Percent]	2.28%
C000210911 [Member] | C000005219 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST J.P. Morgan Conservative Multi-Asset Portfolio
Portfolio Company Objective [Text Block]	Balanced
Portfolio Company Adviser [Text Block]	PGIM Investments LLC; AST Investment Services, Inc.
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	10.35%
Average Annual Total Returns, 5 Years [Percent]	5.08%
Average Annual Total Returns, 10 Years [Percent]	4.07%
C000210911 [Member] | C000005194 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST Large-Cap Growth Portfolio
Portfolio Company Objective [Text Block]	Large-Cap Growth
Portfolio Company Adviser [Text Block]	PGIM Investments LLC; AST Investment Services, Inc.
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC.; Jennison Associates LLC; J.P. Morgan Investment Management Inc.; Putnam Investment Management, LLC; T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	43.63%
Average Annual Total Returns, 5 Years [Percent]	15.03%
Average Annual Total Returns, 10 Years [Percent]	13.40%
C000210911 [Member] | C000005187 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST Large-Cap Value Portfolio
Portfolio Company Objective [Text Block]	Large-Cap Value
Portfolio Company Adviser [Text Block]	PGIM Investments LLC; AST Investment Services, Inc.
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC; Dimensional Fund Advisors, LP; J.P. Morgan Investment Management Inc.; Hotchkis & Wiley Capital Management, LLC; Putnam Investment Management, LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	9.75%
Average Annual Total Returns, 5 Years [Percent]	13.37%
Average Annual Total Returns, 10 Years [Percent]	9.19%
C000210911 [Member] | C000018402 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST Preservation Asset Allocation Portfolio
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	PGIM Investments LLC; AST Investment Services, Inc.
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC; J.P. Morgan Investment Management Inc.; PGIM Fixed Income; PGIM Limited; PGIM Quantitative Solutions LLC; Putnam Investment Management, LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	11.78%
Average Annual Total Returns, 5 Years [Percent]	4.63%
Average Annual Total Returns, 10 Years [Percent]	4.14%
C000210911 [Member] | C000005188 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST Small-Cap Equity Portfolio
Portfolio Company Objective [Text Block]	Small-Cap Growth
Portfolio Company Adviser [Text Block]	PGIM Investments LLC; AST Investment Services, Inc.
Portfolio Company Subadviser [Text Block]	Boston Partners Global Investors, Inc.; Dimensional Fund Advisors, LP; Driehaus Capital Management LLC.; Hotchkis & Wiley Capital Management, LLC; TimesSquare Capital Management, LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	17.10%
Average Annual Total Returns, 5 Years [Percent]	11.35%
Average Annual Total Returns, 10 Years [Percent]	8.58%